Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 39.4%
Argentina - 0.8%
Pampa Energia SA
7.50%, 01/24/2027 (A)	$ 965,000	$ 784,063
YPF SA
9.00% (B), 06/30/2029 (C)	1,420,000	787,678

		1,571,741

Bermuda - 0.5%
Digicel Group Holdings Ltd.
PIK Rate 2.00%, Cash Rate 8.00%, 04/01/2024 (D)	550,000	509,968
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026 (A)	640,000	536,544

		1,046,512

Brazil - 0.3%
Oi SA
PIK Rate 4.00%, Cash Rate 8.00%, 07/27/2025 (D)	1,450,000	688,993

Cayman Islands - 3.0%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	1,230,000	864,194
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (C)	650,000	229,052
Country Garden Holdings Co. Ltd.
5.40%, 05/27/2025 (C) (E)	645,000	236,148
7.25%, 04/08/2026 (C)	715,000	258,315
Industrial Senior Trust
5.50%, 11/01/2022 (C)	440,000	438,900
Kaisa Group Holdings Ltd.
9.38%, 06/30/2024 (C) (F) (G)	2,120,000	207,645
11.25%, 04/16/2025 (C)	350,000	34,293
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036 (A)	798,297	721,668
Longfor Group Holdings Ltd.
3.85%, 01/13/2032 (C)	635,000	412,967
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (C)	490,000	334,446
5.75%, 07/21/2028 (C)	210,000	148,659
SA Global Sukuk Ltd.
2.69%, 06/17/2031 (A)	950,000	865,811
Vale Overseas Ltd.
3.75%, 07/08/2030	1,400,000	1,269,856

		6,021,954

Chile - 1.9%
Agrosuper SA
4.60%, 01/20/2032 (A)	800,000	694,000
Alfa Desarrollo SpA
4.55%, 09/27/2051 (A)	1,146,900	825,768
Cia Cervecerias Unidas SA
3.35%, 01/19/2032 (A)	850,000	728,862
Enel Chile SA
4.88%, 06/12/2028	860,000	817,688
Sociedad de Transmision Austral SA
4.00%, 01/27/2032 (A)	800,000	670,783

		3,737,101

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 1.0%
Ecopetrol SA
5.88%, 11/02/2051	$ 910,000	$ 664,231
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (A)	980,000	746,658
Interconexion Electrica SA ESP
3.83%, 11/26/2033 (A)	800,000	662,599

		2,073,488

Guatemala - 0.8%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029 (A)	810,000	766,163
CT Trust
5.13%, 02/03/2032 (A)	870,000	777,623

		1,543,786

Hong Kong - 0.6%
Lenovo Group Ltd.
6.54%, 07/27/2032	1,195,000	1,190,986

India - 0.4%
Muthoot Finance Ltd.
6.13%, 10/31/2022 (A)	700,000	696,360

Indonesia - 1.6%
Freeport Indonesia PT
5.32%, 04/14/2032 (A)	1,200,000	1,122,000
6.20%, 04/14/2052 (A)	975,000	861,801
Indofood CBP Sukses Makmur Tbk PT
4.75%, 06/09/2051 (C)	1,750,000	1,291,617

		3,275,418

Ireland - 0.1%
Lukoil Capital DAC
3.60%, 10/26/2031 (A)	400,000	208,000
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (H), 7.60% (A) (I)	640,000	12,800

		220,800

Israel - 1.3%
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (C)	665,000	678,300
Energean Israel Finance Ltd.
4.88%, 03/30/2026 (C)	300,000	274,950
5.88%, 03/30/2031 (C)	710,000	603,855
Leviathan Bond Ltd.
6.75%, 06/30/2030 (C)	1,150,000	1,083,006

		2,640,111

Jersey, Channel Islands - 1.0%
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/2027 (A)	624,414	589,624
2.16%, 03/31/2034 (C)	1,671,896	1,457,196

		2,046,820

Kazakhstan - 0.5%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (C)	1,100,000	914,155

Luxembourg - 2.8%
CSN Resources SA
5.88%, 04/08/2032 (A)	1,390,000	1,109,157
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (A)	800,000	698,054

Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Guara Norte SARL
5.20%, 06/15/2034 (A)	$ 964,235	$ 790,672
Kenbourne Invest SA
6.88%, 11/26/2024 (A)	900,000	842,940
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	850,000	678,734
Movida Europe SA
5.25%, 02/08/2031 (A)	1,150,000	968,910
Simpar Europe SA
5.20%, 01/26/2031 (A)	455,000	382,200

		5,470,667

Mexico - 7.2%
America Movil SAB de CV
5.38%, 04/04/2032 (A)	1,000,000	947,830
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (H), 6.63% (A) (I)	1,000,000	810,000
Braskem Idesa SAPI
6.99%, 02/20/2032 (A)	920,000	793,224
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (A)	1,000,000	687,760
Comision Federal de Electricidad
4.69%, 05/15/2029 (A)	1,000,000	915,000
6.26%, 02/15/2052 (A)	1,200,000	1,014,405
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (H), 5.95% (A) (I)	750,000	743,850
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/2051 (A)	1,200,000	870,666
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	1,490,000	1,134,263
Petroleos Mexicanos
6.70%, 02/16/2032	6,160,000	4,934,160
7.19%, 09/12/2024 (C)	MXN 14,090,000	632,773
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028 (A) (E)	$ 1,100,000	861,608

		14,345,539

Morocco - 0.4%
OCP SA
5.13%, 06/23/2051 (A)	1,000,000	702,412

Multi-National - 1.2%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.
8.75%, 05/25/2024 (A)	800,000	749,000
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.75%, 12/01/2031 (A)	1,450,000	1,215,996
6.50%, 12/01/2052 (A)	400,000	404,120

		2,369,116

Netherlands - 3.0%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (A)	1,500,000	1,368,750
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,375,000	1,222,018
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (A)	895,000	732,781
MV24 Capital BV
6.75%, 06/01/2034 (A)	533,340	490,257
Prosus NV
4.19%, 01/19/2032 (A) (E)	785,000	667,823
4.99%, 01/19/2052 (A)	800,000	625,805

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	$ 1,000,000	$ 902,750

		6,010,184

Nigeria - 0.5%
SEPLAT Energy PLC
7.75%, 04/01/2026 (A)	1,200,000	1,015,344

Northern Mariana Islands - 1.6%
Axian Telecom
7.38%, 02/16/2027 (A)	400,000	367,504
Azure Power Energy Ltd.
3.58%, 08/19/2026 (A)	1,060,070	924,911
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (A)	1,200,000	1,108,800
HTA Group Ltd.
7.00%, 12/18/2025 (C)	850,000	751,094

		3,152,309

Peru - 0.7%
Consorcio Transmantaro SA
5.20%, 04/11/2038 (A)	490,000	450,781
Peru LNG Srl
5.38%, 03/22/2030 (A)	1,020,000	851,659

		1,302,440

Qatar - 1.0%
Qatar Energy
2.25%, 07/12/2031 (A)	2,200,000	1,955,083

Republic of Korea - 0.3%
POSCO
4.50%, 08/04/2027	550,000	548,426

Republic of South Africa - 0.4%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	864,109

Saudi Arabia - 0.5%
Saudi Arabian Oil Co.
4.25%, 04/16/2039 (C)	$ 1,000,000	965,000

Singapore - 0.5%
LLPL Capital Pte Ltd.
6.88%, 02/04/2039 (C)	26,151	24,673
Medco Laurel Tree Pte Ltd.
6.95%, 11/12/2028 (A)	1,200,000	1,032,600

		1,057,273

Thailand - 0.4%
GC Treasury Center Co. Ltd.
5.20%, 03/30/2052 (A)	1,000,000	880,630

United Arab Emirates - 0.9%
Acwa Power Management & Investments One Ltd.
5.95%, 12/15/2039 (A)	998,000	988,503
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (A)	1,000,000	840,600

		1,829,103

United Kingdom - 1.7%
Energean PLC
6.50%, 04/30/2027 (A)	1,130,000	994,635

Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Liquid Telecommunications Financing PLC
5.50%, 09/04/2026 (A)	$ 750,000	$ 649,980
Tullow Oil PLC
10.25%, 05/15/2026 (A)	1,119,000	1,047,664
Vedanta Resources Finance II PLC
8.95%, 03/11/2025 (A)	1,070,000	783,775

		3,476,054

United States - 1.7%
Kosmos Energy Ltd.
7.75%, 05/01/2027 (A)	800,000	676,256
New Fortress Energy, Inc.
6.50%, 09/30/2026 (A)	920,000	874,000
Sasol Financing USA LLC
5.50%, 03/18/2031	1,200,000	978,600
TSMC Arizona Corp.
4.25%, 04/22/2032	795,000	812,782

		3,341,638

Venezuela - 0.2%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (C) (F) (G)	1,945,000	306,337

Virgin Islands, British - 0.6%
Studio City Finance Ltd.
6.50%, 01/15/2028 (C)	940,000	517,469
TSMC Global Ltd.
4.63%, 07/22/2032	620,000	639,864

		1,157,333

Total Corporate Debt Securities (Cost $92,438,846)		78,417,222

FOREIGN GOVERNMENT OBLIGATIONS - 54.9%
Angola - 1.3%
Angola Government International Bond
9.13%, 11/26/2049 (A)	1,140,000	869,250
9.50%, 11/12/2025 (C)	1,750,000	1,628,900

		2,498,150

Argentina - 1.3%
Argentina Government International Bond
0.50% (B), 07/09/2030	1,650,000	389,344
1.50% (B), 07/09/2035 - 07/09/2046	9,970,000	2,231,838

		2,621,182

Bermuda - 0.5%
Bermuda Government International Bond
5.00%, 07/15/2032 (A)	1,040,000	1,079,711

Brazil - 4.0%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2023 - 01/01/2033	BRL 45,159,000	7,940,883

Chile - 1.3%
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030 (C)	CLP 1,270,000,000	1,270,764
Chile Government International Bond
2.55%, 07/27/2033	$ 1,545,000	1,311,934

		2,582,698

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
China - 0.6%
China Government Bond
3.27%, 11/19/2030	CNY 8,350,000	$ 1,284,092

Colombia - 1.6%
Colombia Government International Bond
4.50%, 03/15/2029	$ 710,000	641,599
5.63%, 02/26/2044	1,170,000	908,344
Colombia TES
Series B,
6.00%, 04/28/2028	COP 4,714,500,000	838,537
6.25%, 07/09/2036	5,347,500,000	751,924

		3,140,404

Cote d’Ivoire - 0.9%
Ivory Coast Government International Bond
6.13%, 06/15/2033 (A)	$ 705,000	570,627
6.88%, 10/17/2040 (A)	EUR 1,670,000	1,237,576

		1,808,203

Czech Republic - 1.0%
Czech Republic Government Bond
2.00%, 10/13/2033	CZK 59,990,000	2,036,461

Dominican Republic - 1.0%
Dominican Republic International Bond
5.50%, 02/22/2029 (A)	$ 400,000	370,800
5.88%, 01/30/2060 (A)	850,000	644,102
6.00%, 02/22/2033 (A)	310,000	281,109
6.50%, 02/15/2048 (A)	750,000	625,089

		1,921,100

Ecuador - 0.4%
Ecuador Government International Bond
1.50% (B), 07/31/2040 (A)	715,000	294,209
5.50% (B), 07/31/2030 (C)	845,000	506,461

		800,670

Egypt - 0.7%
Egypt Government International Bond
8.88%, 05/29/2050 (A)	2,200,000	1,298,128

El Salvador - 0.3%
El Salvador Government International Bond
5.88%, 01/30/2025 (A)	1,160,000	532,150

Ghana - 0.6%
Ghana Government International Bond
7.63%, 05/16/2029 (A)	2,400,000	1,122,000

Hungary - 1.2%
Hungary Government Bond
4.75%, 11/24/2032	HUF 939,980,000	1,803,241
Hungary Government International Bond
5.50%, 06/16/2034 (A)	$ 500,000	505,024

		2,308,265

Indonesia - 5.5%
Indonesia Government International Bond
4.35%, 01/08/2027 (A)	2,750,000	2,791,828
4.63%, 04/15/2043 (A)	2,395,000	2,274,609

Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Indonesia Treasury Bond
8.25%, 05/15/2036	IDR 26,691,000,000	$ 1,923,659
8.38%, 03/15/2034	19,931,000,000	1,444,519
Series FR73,
8.75%, 05/15/2031	17,219,000,000	1,275,245
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (A)	$ 1,185,000	1,211,663

		10,921,523

Kenya - 1.0%
Republic of Kenya Government International Bond
6.88%, 06/24/2024 (A)	2,395,000	2,069,088

Malaysia - 1.4%
Malaysia Government Bond
3.76%, 05/22/2040	MYR 8,503,000	1,753,263
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (A)	$ 1,000,000	988,670

		2,741,933

Mexico - 8.4%
Mexico Bonos
7.50%, 06/03/2027	MXN 68,677,100	3,206,133
8.00%, 09/05/2024	7,910,000	378,553
Series M,
7.75%, 05/29/2031	69,100,000	3,198,657
8.50%, 05/31/2029	63,440,000	3,079,931
Mexico Government International Bond
2.66%, 05/24/2031	$ 2,030,000	1,735,787
4.28%, 08/14/2041	2,220,000	1,837,648
4.40%, 02/12/2052	2,505,000	1,993,401
4.50%, 04/22/2029 (E)	1,325,000	1,320,699

		16,750,809

Nigeria - 1.0%
Nigeria Government International Bond
8.38%, 03/24/2029 (A)	2,560,000	1,981,389

Oman - 0.9%
Oman Government International Bond
6.25%, 01/25/2031 (A)	1,250,000	1,243,750
7.00%, 01/25/2051 (A) (E)	590,000	531,784

		1,775,534

Panama - 1.2%
Panama Government International Bond
4.50%, 01/19/2063	2,965,000	2,340,330

Peru - 1.8%
Peru Government International Bond
2.39%, 01/23/2026	880,000	833,586
2.78%, 01/23/2031	1,100,000	968,899
3.00%, 01/15/2034	1,000,000	856,309
6.90%, 08/12/2037 (A)	PEN 4,214,000	940,376

		3,599,170

Poland - 1.3%
Republic of Poland Government Bond
Series 0432,
1.75%, 04/25/2032	PLN 16,596,000	2,573,606

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 0.9%
Qatar Government International Bond
3.40%, 04/16/2025 (A)	$ 750,000	$ 752,175
4.40%, 04/16/2050 (A)	1,055,000	1,075,412

		1,827,587

Republic of Korea - 0.5%
Export-Import Bank of Korea
8.00%, 05/15/2024 (A)	IDR 15,200,000,000	1,059,004

Republic of South Africa - 4.6%
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR 27,071,700	1,297,552
8.00%, 01/31/2030	18,157,100	960,294
8.25%, 03/31/2032	34,976,000	1,788,153
8.88%, 02/28/2035	47,923,000	2,459,298
Republic of South Africa Government International Bond
5.88%, 04/20/2032	$ 625,000	578,666
7.30%, 04/20/2052	2,400,000	2,093,799

		9,177,762

Romania - 1.9%
Romania Government Bond
4.25%, 04/28/2036	RON 8,730,000	1,219,344
Romania Government International Bond
3.00%, 02/27/2027 (A)	$ 1,000,000	911,934
6.00%, 05/25/2034 (A)	1,799,000	1,740,140

		3,871,418

Russian Federation - 0.3%
Russia Federation Federal Bond - OFZ
7.70%, 03/23/2033	RUB 180,458,000	636,485

Saudi Arabia - 2.1%
Saudi Government International Bond
3.25%, 10/26/2026 (A)	$ 2,277,000	2,273,334
4.63%, 10/04/2047 (A)	1,913,000	1,862,271

		4,135,605

Serbia - 0.6%
Serbia International Bond
1.65%, 03/03/2033 (C)	EUR 1,780,000	1,187,969

Sri Lanka - 0.2%
Sri Lanka Government International Bond
6.35%, 06/28/2024 (C)	$ 1,205,000	363,558

Supranational - 0.3%
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (A)	800,000	656,000

Thailand - 1.0%
Thailand Government Bond
1.59%, 12/17/2035	THB 58,162,000	1,331,716
3.78%, 06/25/2032	24,413,000	730,564

		2,062,280

Tunisia - 0.2%
Tunisian Republic
5.75%, 01/30/2025 (C)	$ 700,000	376,754

Turkey - 0.5%
Turkey Government International Bond
6.38%, 10/14/2025 (E)	1,000,000	898,844

Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ukraine - 0.7%
Ukraine Government International Bond
Zero Coupon (I), 05/31/2040 (C)	$ 2,520,000	$ 674,100
7.75%, 09/01/2024 - 09/01/2025 (C)	3,850,000	787,850

		1,461,950

United Arab Emirates - 0.4%
UAE International Government Bond
4.95%, 07/07/2052 (A) (E)	680,000	737,895

Venezuela - 0.4%
Venezuela Government International Bond
9.00%, 05/07/2023 (C) (F) (G)	9,260,000	798,675

Virgin Islands, British - 0.6%
1MDB Global Investments Ltd.
4.40%, 03/09/2023 (C)	1,200,000	1,152,000

Zambia - 0.5%
Zambia Government International Bond
5.38%, 09/20/2022 (C)	1,725,000	931,673
8.50%, 04/14/2024 (C)	200,000	115,812

		1,047,485

Total Foreign Government Obligations (Cost $128,565,950)		109,178,750

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (J)	1,942,740	$ 1,942,740

Total Other Investment Company (Cost $1,942,740)		1,942,740

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 0.65% (J), dated 07/29/2022, to be repurchased at $7,630,076 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $7,782,319.	$ 7,629,662	7,629,662

Total Repurchase Agreement (Cost $7,629,662)		7,629,662

Total Investments (Cost $230,577,198)		197,168,374
Net Other Assets (Liabilities) - 0.9%		1,797,173

Net Assets - 100.0%		$ 198,965,547

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSB	08/02/2022	USD	14,003,337	BRL	73,439,568	$—	$(181,931)
GSB	08/02/2022	BRL	73,439,568	USD	13,975,355	209,912	—
GSB	09/02/2022	USD	6,160,923	BRL	33,065,674	—	(166,850)
GSB	09/02/2022	BRL	6,328,997	USD	1,192,171	19,008	—
HSBC	08/02/2022	USD	2,407,916	THB	88,608,414	360	—
HSBC	08/02/2022	THB	88,608,414	USD	2,523,378	—	(115,821)
HSBC	08/16/2022	USD	2,001,327	CLP	1,880,847,115	—	(79,605)
HSBC	08/16/2022	CLP	3,515,894,159	USD	3,577,940	311,976	—
HSBC	08/31/2022	USD	3,015,730	MXN	62,145,149	—	(15,667)
HSBC	08/31/2022	USD	1,122,977	RON	5,483,161	—	(8,304)
HSBC	08/31/2022	THB	66,343,856	USD	1,803,067	3,191	—
JPM	08/31/2022	USD	291,180	EUR	285,084	—	(813)
MSC	08/02/2022	USD	2,572,987	BRL	13,623,297	—	(58,430)
MSC	08/02/2022	BRL	13,623,297	USD	2,561,275	70,143	—
MSC	08/08/2022	USD	1,441,966	CLP	1,445,570,915	—	(159,919)
MSC	08/08/2022	CLP	1,504,050,230	USD	1,602,184	64,504	—
MSC	08/16/2022	USD	967,115	CLP	932,946,184	—	(65,079)
MSC	08/31/2022	USD	1,157,295	CZK	28,181,287	—	(8,114)
MSC	08/31/2022	USD	2,186,562	EUR	2,149,272	—	(14,792)
MSC	08/31/2022	USD	890,001	HUF	359,088,886	—	(10,893)
MSC	08/31/2022	MXN	52,315,290	USD	2,550,000	1,903	—
MSC	08/31/2022	ZAR	20,404,351	USD	1,205,689	17,602	—

Total						$698,599	$(886,218)

Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.4%	$109,178,750
Oil, Gas & Consumable Fuels	12.1	23,949,295
Electric Utilities	5.3	10,488,774
Metals & Mining	2.9	5,695,015
Chemicals	2.4	4,723,616
Food Products	2.2	4,349,583
Diversified Telecommunication Services	1.7	3,345,708
Energy Equipment & Services	1.6	3,254,237
Wireless Telecommunication Services	1.5	3,049,738
Real Estate Management & Development	1.0	2,066,180
Construction & Engineering	1.0	1,973,112
Banks	1.0	1,940,000
Transportation Infrastructure	0.8	1,516,463
Beverages	0.8	1,495,025
Internet & Direct Marketing Retail	0.8	1,489,999
Semiconductors & Semiconductor Equipment	0.7	1,452,646
Technology Hardware, Storage & Peripherals	0.6	1,190,986
Hotels, Restaurants & Leisure	0.5	1,000,574
Professional Services	0.5	988,503
Specialty Retail	0.5	968,910
Pharmaceuticals	0.5	902,750
Road & Rail	0.4	721,668
Consumer Finance	0.4	696,360
Internet & Catalog Retail	0.3	667,823
Marine	0.2	490,257

Investments	95.1	187,595,972
Short-Term Investments	4.9	9,572,402

Total Investments	100.0%	$197,168,374

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$78,417,222	$—	$78,417,222
Foreign Government Obligations	—	109,178,750	—	109,178,750
Other Investment Company	1,942,740	—	—	1,942,740
Repurchase Agreement	—	7,629,662	—	7,629,662

Total Investments	$1,942,740	$195,225,634	$—	$197,168,374

Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$698,599	$—	$698,599

Total Other Financial Instruments	$—	$698,599	$—	$698,599

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (L)	$—	$(886,218)	$—	$(886,218)

Total Other Financial Instruments	$—	$(886,218)	$—	$(886,218)

Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $84,673,184, representing 42.6% of the Fund’s net assets.
(B)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $22,383,044, representing 11.2% of the Fund’s net assets.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,290,821, collateralized by cash collateral of $1,942,740 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,416,938. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Non-income producing securities.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2022, the total value of such securities is $1,312,657, representing 0.7% of the Fund’s net assets.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(J)	Rates disclosed reflect the yields at July 31, 2022.
(K)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.

Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Debt (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 8

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 9